April 14, 2005

Securities and Exchange Commission
Attention:  Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549-1004

RE:  Shoe Carnival, Inc.
        Commission File No. 0-21360
        Annual Report on Form 10-K

Dear Sir or Madam:

On behalf of Shoe Carnival, Inc. (the “Company”), enclosed for filing, via direct transmission to the EDGAR system of the Securities and Exchange Commission, is the Company’s Annual Report on Form 10-K for the fiscal year ended January 29, 2005.

The financial statements contained in the report reflect a change in accounting for leases to conform to generally accepted acounting principles.

Sincerely,

/s/ W. KERRY JACKSON

W. Kerry Jackson
Executive Vice President and
Chief Financial Officer